Note 15 - Subsequent Events (Details) - Future Minimum Lease Payments - USD ($) $ in Thousands	Sep. 30, 2015	Jan. 31, 2015	Dec. 31, 2014
Note 15 - Subsequent Events (Details) - Future Minimum Lease Payments [Line Items]
2015			$ 31
2016	$ 229
2017	58
Total minimum lease payments	$ 343		$ 31
Subsequent Event [Member]
Note 15 - Subsequent Events (Details) - Future Minimum Lease Payments [Line Items]
2015		$ 199
2016		229
2017		58
Total minimum lease payments		$ 486